Discontinued Operations	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

NOTE B—DISCONTINUED OPERATIONS

The Company’s discontinued operations during the periods presented herein included (i) The Estates of Mill Creek, a 259-unit apartment community located in Buford, Georgia (“Mill Creek”);  (ii) Fontaine Woods, a 263-unit apartment community located in Chattanooga, Tennessee (“Fontaine Woods”); (iii) Oak Reserve at Winter Park, a 142-unit apartment community located in Winter Park, Florida (“Oak Reserve”); (iv) Beckanna on Glenwood, a 254-unit apartment community located in Raleigh, North Carolina (“Beckanna”); and Terrace at River Oaks, a 314-unit apartment community located in San Antonio, Texas (“River Oaks”).  The Company accounts for properties as discontinued operations when all of the criteria of ASC 360-45-9 have been met. The results of operations and cash flows from discontinued operations are included in the Company’s accompanying consolidated financial statements up to the date of disposition. Additionally, as required by GAAP, the results of operations, assets and liabilities and cash flows of the abovementioned properties have been separately presented as discontinued operations in the accompanying consolidated financial statements. Accordingly, certain reclassifications have been made to prior years to reflect discontinued operations consistent with current year presentation. These financial statements were reissued on November 12, 2013 to classify the Oak Reserve, Beckanna and  River Oaks properties as discontinued operations as of December 31, 2012 and 2011. All other footnotes in these financial statements that were affected by this reclassification of discontinued operations have been updated accordingly.

Mill Creek- On August 28, 2012, the Company entered into a Purchase and Sale Agreement to sell the Mill Creek property for $27,500,000, including the assumption of the buyer of a mortgage for $19,100,000.  The decision to sell this property was made in July 2012.  The closing of this sale took place on November 16, 2012 and resulted in a gain of $2.2 million.

Fontaine Woods—On May 9, 2011, the Company, through BSF Hawthorne Fontaine, LLC, in which BSF Fontaine, LLC owned a 70% ownership interest prior to the recapitalization, acquired Fontaine Woods, a multifamily apartment community located in Chattanooga, Tennessee. Fontaine Woods contains 263 apartment units in 14 two- and three-story garden-style apartment buildings on 52 acres of land. The purchase price of $13,000,000 was comprised of a mortgage note payable of $9,100,000 plus cash of $3,900,000. BSF Hawthorne Fontaine, LLC is a VIE of which, due to the recapitalization transactions, the Company is the primary beneficiary.

On March 1, 2013, the Company sold its 70% interest in the Fontaine Woods property to its joint venture partner for $10,500,000, including the assumption by the buyer of our 70% portion of a $9,100,000 mortgage. The decision to sell this property was made in November 2012. The sale resulted in a gain to the Company of approximately $1.6 million.

Oak Reserve—In 2011, the Company recorded an impairment charge of approximately $347,000 to write down the carrying value of Oak Reserve property to estimated fair value.

In January 2013, the Company committed to a plan to actively market Oak Reserve. On June 12, 2013, the Company sold its 100% interest in Oak Reserve for $11.7 million.  The sale resulted in a gain to the Company of approximately $0.5 million.

Beckanna—In January 2013, the Company committed to a plan to actively market Beckanna.  As a result of the purchase of Beckanna on October 31, 2011, the Company assumed a non-cancellable operating ground lease. The term of the lease is through March 23, 2055, with the option to extend the lease for five additional ten-year periods, from the expiration date of the initial term of the lease. The payments related to this operating lease are expensed on a straight-line basis and the lease expense is recorded in income (loss) on operations of rental property in discontinued operations in the condensed consolidated statement of operations. Also required is recognition of amortization of the unfavorable ground lease obligation over its respective term, for which amortization expense for the each of the years ended December 31, 2012 and 2011, in the amount of approximately $177,000 and $31,000, respectively, is included in the discontinued operations as a reduction of rent expense. Net rent expense incurred under this operating lease amounted to approximately $1,207,000 and $201,000 for the year ended December 31, 2012 and the period from October 31, 2011 (acquisition date) through December 31, 2011, respectively, and has been included in discontinued operations.

The following is a summary of approximate future minimum rentals under the non-cancellable operating lease as well as future amortization of the unfavorable ground lease obligation as of December 31, 2012:

		Future
Year Ending December 31,	Future Rentals	Amortization
2013	$792,000	$177,334
2014	792,000	177,334
2015	851,400	177,334
2016	871,200	177,334
2017	871,200	177,334
Thereafter	54,987,871	6,789,023
	$59,165,671	$7,675,693

River Oaks— In July 2013, the Company committed to a plan to actively market River Oaks .

The following is a summary of results of operations of the properties classified as discontinued operations for the periods presented:

	Year Ended December 31,
	2012	2011

Rental and other property revenues	$11,820,049	$6,318,490
Gain from sale of rental property	$2,182,413	$-
Loss from discontinued operations	$(4,103)	$(2,568,716)

The following is a summary of the principal components of the Company’s assets and liabilities of discontinued operations:

	December 31, 2012	December 31, 2011
Operating properties held for sale	$58,638,227	$85,853,449
Other assets	2,270,906	3,456,135
Assets held for sale	$60,909,133	$89,309,584

Property indebtedness	$39,481,392	$58,738,530
Other liabilities	13,679,859	9,250,438
Liabilities related to assets held for sale	$53,161,251	$67,988,968

NOTE B—DISCONTINUED OPERATIONS

The Company’s discontinued operations during the periods presented herein included (i) The Estates of Mill Creek, a 259-unit apartment community located in Buford, Georgia (“Mill Creek”);  (ii) Fontaine Woods, a 263-unit apartment community located in Chattanooga, Tennessee (“Fontaine Woods”); (iii) Oak Reserve at Winter Park, a 142-unit apartment community located in Winter Park, Florida (“Oak Reserve”); (iv) Beckanna on Glenwood, a 254-unit apartment community located in Raleigh, North Carolina (“Beckanna”); and Terrace at River Oaks, a 314-unit apartment community located in San Antonio, Texas (“River Oaks”).  The Company accounts for properties as discontinued operations when all of the criteria of ASC 360-45-9 have been met. The results of operations and cash flows from discontinued operations are included in the Company’s accompanying consolidated financial statements up to the date of disposition. Additionally, as required by GAAP, the results of operations, assets and liabilities and cash flows of the abovementioned properties have been separately presented as discontinued operations in the accompanying consolidated financial statements. Accordingly, certain reclassifications have been made to prior years to reflect discontinued operations consistent with current year presentation. These financial statements were reissued on November 12, 2013 to classify the Oak Reserve, Beckanna and  River Oaks properties as discontinued operations as of December 31, 2012 and 2011. All other footnotes in these financial statements that were affected by this reclassification of discontinued operations have been updated accordingly.

Mill Creek- On August 28, 2012, the Company entered into a Purchase and Sale Agreement to sell the Mill Creek property for $27,500,000, including the assumption of the buyer of a mortgage for $19,100,000.  The decision to sell this property was made in July 2012.  The closing of this sale took place on November 16, 2012 and resulted in a gain of $2.2 million.

Fontaine Woods—On May 9, 2011, the Company, through BSF Hawthorne Fontaine, LLC, in which BSF Fontaine, LLC owned a 70% ownership interest prior to the recapitalization, acquired Fontaine Woods, a multifamily apartment community located in Chattanooga, Tennessee. Fontaine Woods contains 263 apartment units in 14 two- and three-story garden-style apartment buildings on 52 acres of land. The purchase price of $13,000,000 was comprised of a mortgage note payable of $9,100,000 plus cash of $3,900,000. BSF Hawthorne Fontaine, LLC is a VIE of which, due to the recapitalization transactions, the Company is the primary beneficiary.

On March 1, 2013, the Company sold its 70% interest in the Fontaine Woods property to its joint venture partner for $10,500,000, including the assumption by the buyer of our 70% portion of a $9,100,000 mortgage. The decision to sell this property was made in November 2012. The sale resulted in a gain to the Company of approximately $1.6 million.

Oak Reserve—In 2011, the Company recorded an impairment charge of approximately $347,000 to write down the carrying value of Oak Reserve property to estimated fair value.

In January 2013, the Company committed to a plan to actively market Oak Reserve. On June 12, 2013, the Company sold its 100% interest in Oak Reserve for $11.7 million.  The sale resulted in a gain to the Company of approximately $0.5 million.

Beckanna—In January 2013, the Company committed to a plan to actively market Beckanna.  As a result of the purchase of Beckanna on October 31, 2011, the Company assumed a non-cancellable operating ground lease. The term of the lease is through March 23, 2055, with the option to extend the lease for five additional ten-year periods, from the expiration date of the initial term of the lease. The payments related to this operating lease are expensed on a straight-line basis and the lease expense is recorded in income (loss) on operations of rental property in discontinued operations in the condensed consolidated statement of operations. Also required is recognition of amortization of the unfavorable ground lease obligation over its respective term, for which amortization expense for the each of the years ended December 31, 2012 and 2011, in the amount of approximately $177,000 and $31,000, respectively, is included in the discontinued operations as a reduction of rent expense. Net rent expense incurred under this operating lease amounted to approximately $1,207,000 and $201,000 for the year ended December 31, 2012 and the period from October 31, 2011 (acquisition date) through December 31, 2011, respectively, and has been included in discontinued operations.

The following is a summary of approximate future minimum rentals under the non-cancellable operating lease as well as future amortization of the unfavorable ground lease obligation as of December 31, 2012:

		Future
Year Ending December 31,	Future Rentals	Amortization
2013	$792,000	$177,334
2014	792,000	177,334
2015	851,400	177,334
2016	871,200	177,334
2017	871,200	177,334
Thereafter	54,987,871	6,789,023
	$59,165,671	$7,675,693

River Oaks— In July 2013, the Company committed to a plan to actively market River Oaks .

The following is a summary of results of operations of the properties classified as discontinued operations for the periods presented:

	Year Ended December 31,
	2012	2011

Rental and other property revenues	$11,820,049	$6,318,490
Gain from sale of rental property	$2,182,413	$-
Loss from discontinued operations	$(4,103)	$(2,568,716)

The following is a summary of the principal components of the Company’s assets and liabilities of discontinued operations:

	December 31, 2012	December 31, 2011
Operating properties held for sale	$58,638,227	$85,853,449
Other assets	2,270,906	3,456,135
Assets held for sale	$60,909,133	$89,309,584

Property indebtedness	$39,481,392	$58,738,530
Other liabilities	13,679,859	9,250,438
Liabilities related to assets held for sale	$53,161,251	$67,988,968